UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.9%
CONSUMER DISCRETIONARY: 10.7%
Accor SA	1,118	$44,361
Aristocrat Leisure, Ltd.	3,429	41,720
Bayerische Motoren Werke AG	2,097	176,557
Best Buy Co., Inc.	1,931	73,726
Burberry Group PLC	2,818	50,285
Charter Communications, Inc., Class A (a)	1,346	363,380
Coach, Inc.	1,831	66,941
Darden Restaurants, Inc.	866	53,103
Dixon Carphone PLC	5,884	28,105
Dollar General Corp.	1,898	132,841
Electrolux AB, Class B	1,524	38,171
Eutelsat Communications SA	1,106	22,891
Foot Locker, Inc.	900	60,948
Gap Inc., The (b)	1,606	35,717
Hanesbrands, Inc.	2,388	60,297
Hasbro, Inc.	743	58,942
Hennes & Mauritz AB, Class B	26,316	742,785
Hermes International	169	68,802
Hilton Worldwide Holdings, Inc. (b)	3,200	73,376
Home Depot, Inc., The	8,066	1,037,933
Husqvarna AB, Class B	2,450	21,383
InterContinental Hotels Group PLC	1,158	47,727
Interpublic Group of Cos., Inc., The	2,553	57,060
Kering	6,209	1,252,870
Kingfisher PLC	14,441	70,459
Kohl's Corp. (b)	1,263	55,256
Lagardere SCA	766	19,507
lululemon athletica, Inc. (a)(b)	791	48,235
Macy's, Inc.	34,700	1,285,634
Marks & Spencer Group PLC	10,271	44,064
Marriott International, Inc., Class A	1,404	94,531
MGM China Holdings, Ltd.	6,400	11,191
Michael Kors Holdings, Ltd. (a)	11,550	540,425
Michelin	1,152	127,567
Netflix, Inc. (a)	2,801	276,039
Next PLC	907	56,142
NIKE, Inc., Class B	8,623	454,001
Nordstrom, Inc. (b)	853	44,254
Omnicom Group, Inc.	1,555	132,175
Publicis Groupe SA	1,198	90,650
REA Group, Ltd.	310	13,483
Renault SA	1,217	100,122
Scripps Networks Interactive, Inc. Class A (b)	532	33,777

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Signet Jewelers, Ltd. (b)	493	$36,743
Singapore Press Holdings, Ltd.	9,500	26,625
Sodexo SA	4,774	568,678
Staples, Inc.	4,109	35,132
Tabcorp Holdings, Ltd.	5,009	19,181
Taylor Wimpey PLC	20,264	40,418
TEGNA, Inc.	13,000	284,180
Telenet Group Holding NV (a)	334	17,448
Tiffany & Co. (b)	894	64,931
TJX Cos., Inc., The	4,287	320,582
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,820	671,104
Viacom, Inc., Class B (a)	2,269	86,449
Walt Disney Co., The	9,902	919,500
Whitbread PLC	1,156	58,671
Wyndham Worldwide Corp.	779	52,450
		11,309,525

CONSUMER STAPLES: 14.1%
Brown-Forman Corp., Class B	1,500	71,160
Campbell Soup Co.	1,370	74,939
Carlsberg A/S, Class B	630	60,212
Carrefour SA	3,507	90,931
Clorox Co., The (b)	851	106,528
Coca-Cola Amatil, Ltd.	3,626	28,592
Coca-Cola Co., The	26,135	1,106,033
Coca-Cola European Partners PLC	18,878	753,232
Colgate-Palmolive Co.	5,432	402,728
CVS Health Corp.	6,967	619,993
Danone SA	3,732	277,111
Diageo PLC	20,716	593,380
Dr. Pepper Snapple Group, Inc.	1,251	114,229
Estee Lauder Cos, Inc., The, Class A	16,867	1,493,742
General Mills, Inc.	22,709	1,450,651
Henkel AG & Co. KGaA	658	76,745
Hormel Foods Corp.	1,861	70,588
ICA Gruppen AB	474	15,658
J Sainsbury PLC	8,180	26,054
Jean Coutu Group PJC, Inc., The, Class A	500	7,672
JM Smucker Co., The	760	103,010
Kellogg Co.	20,681	1,602,157

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Kimberly-Clark Corp.	2,384	$300,718
Koninklijke Ahold Delhaize NV	8,112	184,758
Kroger Co., The	5,956	176,774
L'Oreal SA	1,604	303,171
McCormick & Co., Inc.	755	75,440
Mead Johnson Nutrition Co.	1,267	100,106
Mondelez International, Inc., Class A	9,959	437,200
Orkla ASA	5,161	53,443
PepsiCo, Inc.	9,186	999,161
Procter & Gamble Co., The	19,972	1,792,487
Remy Cointreau SA	136	11,604
Saputo, Inc.	1,617	56,190
Svenska Cellulosa AB SCA, Class B	3,836	113,856
Tate & Lyle PLC	2,892	28,072
Unilever NV	10,313	475,153
Unilever PLC	8,126	384,523
Whole Foods Market, Inc. (b)	2,058	58,344
Wm Morrison Supermarkets PLC	14,045	39,658
Woolworths, Ltd.	8,047	144,071
		14,880,074

ENERGY: 1.6%
Cameco Corp.	2,531	21,626
ConocoPhillips	7,897	343,283
Core Laboratories NV (b)	334	37,518
Encana Corp.	39,007	407,627
Lundin Petroleum AB (a)	1,281	23,447
Neste OYJ	812	34,637
Phillips 66	3,077	247,852
PrairieSky Royalty, Ltd.	1,311	26,731
Statoil ASA	7,225	121,295
Technip SA	679	41,741
TransCanada Corp.	4,512	214,294
Veresen, Inc.	1,830	18,691
Williams Cos., Inc., The	4,600	141,358
		1,680,100

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS: 20.3%
3i Group PLC	6,158	$51,921
Aberdeen Asset Management PLC	5,427	22,907
Admiral Group PLC	1,338	35,512
Allianz SE	2,894	430,078
Allstate Corp., The	2,441	168,868
Ally Financial, Inc.	2,767	53,873
AMP, Ltd.	18,725	76,124
Aon PLC	1,740	195,733
Assicurazioni Generali SpA	7,393	90,224
ASX, Ltd.	1,226	45,421
Australia & New Zealand Banking Group, Ltd	18,471	393,461
AXA SA	12,290	261,312
Bank Hapoalim BM	6,740	38,271
Bank Leumi Le-Israel BM (a)	8,864	33,735
Bank of America Corp.	65,440	1,024,136
Bank of Montreal	4,107	269,125
Bank of Nova Scotia, The	7,652	405,478
Bank of Queensland, Ltd.	2,211	19,365
Bankinter SA	4,268	30,367
BB&T Corp.	5,203	196,257
Bendigo & Adelaide Bank, Ltd.	2,777	23,032
Berkshire Hathaway, Inc., Class B (a)	7,032	1,015,913
BNP Paribas SA	6,708	345,016
Canadian Imperial Bank of Commerce	2,575	199,668
CIT Group, Inc.	1,343	48,751
CNP Assurances	1,010	16,969
Comerica, Inc.	1,116	52,809
Commonwealth Bank of Australia	12,086	673,954
DBS Group Holdings, Ltd.	11,421	129,592
Deutsche Bank AG (a)	8,732	113,806
Deutsche Boerse AG	1,136	88,715
Direct Line Insurance Group PLC	8,407	39,712
Discover Financial Services	2,717	153,646
DNB ASA	47,584	625,575
Eaton Vance Corp.	764	29,834
Eurazeo SA	225	13,053
First Republic Bank (b)	986	76,030
Gjensidige Forsikring ASA	30,989	579,595
Hang Seng Bank, Ltd.	4,900	87,961
Hartford Financial Services Group	2,581	110,518
HSBC Holdings PLC	126,281	949,224
ING Groep NV	24,500	302,467
Insurance Australia Group, Ltd.	15,393	64,827

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Intact Financial Corp.	17,438	$1,260,582
Investor AB, Class B	2,885	105,489
KeyCorp	144,984	1,764,455
Kinnevik AB, Class B	1,491	38,026
Macquarie Group, Ltd.	9,108	576,030
Manulife Financial Corp.	12,605	177,841
Medibank Pvt, Ltd.	20,408	38,877
MetLife, Inc.	5,947	264,225
Mizrahi Tefahot Bank, Ltd.	796	10,124
Moody's Corp.	1,115	120,732
Muenchener Rueckversicherungs AG	1,057	197,411
National Bank of Canada	2,135	75,704
Nordea Bank AB	19,230	190,963
Old Mutual PLC	31,203	81,790
Platinum Asset Management, Ltd.	1,381	5,344
PNC Financial Services Group, Inc.	3,200	288,288
Principal Financial Group, Inc. (b)	1,872	96,427
Prudential Financial, Inc.	2,840	231,886
Regions Financial Corp.	8,194	80,875
Royal Bank of Canada	19,249	1,192,251
Royal Bank of Scotland Group PLC (a)	22,079	51,114
Sampo OYJ, Class A (a)	2,831	125,774
SEI Investments Co.	959	43,740
Skandinaviska Enskilda Banken AB, Class A	9,617	96,665
Societe Generale SA	4,849	167,747
Sun Life Financial, Inc.	3,975	129,344
Svenska Handelsbanken AB, Class A	9,481	130,326
Swedbank AB, Class A	21,786	511,897
Toronto-Dominion Bank, The	11,812	524,358
Travelers Cos., Inc., The	1,896	217,187
Tryg A/S	654	13,141
UniCredit SpA	32,111	74,848
Unione di Banche Italiane SpA	5,089	11,729
Unum Group	1,600	56,496
US Bancorp	11,025	472,862
Voya Financial, Inc.	1,386	39,945
Wells Fargo & Co.	37,904	1,678,388
Wendel SA	170	19,839
Westpac Banking Corp.	21,119	480,503
Willis Towers Watson PLC	835	110,863
Zurich Insurance Group AG (a)	953	245,773
		21,582,694

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE: 11.2%
Abbott Laboratories	9,424	$398,541
Aetna, Inc.	14,071	1,624,497
Alkermes PLC (a)	1,041	48,958
Alnylam Pharmaceuticals, Inc. (a)	547	37,076
AmerisourceBergen Corp.	1,312	105,983
AstraZeneca PLC	8,004	518,274
Becton Dickinson & Co.	1,426	256,295
Biogen, Inc. (a)	1,428	447,007
Bristol-Myers Squibb Co.	10,596	571,336
Cardinal Health, Inc.	2,152	167,210
Cigna Corp.	1,640	213,725
CSL, Ltd.	2,931	241,018
Eli Lilly & Co.	6,395	513,263
Gilead Sciences, Inc.	8,562	677,425
GlaxoSmithKline PLC	30,832	656,676
Hologic, Inc. (a)	1,714	66,555
Johnson & Johnson	17,477	2,064,558
McKesson Corp.	1,462	243,789
Medtronic PLC	8,932	771,725
Novo Nordisk A/S, Class B	11,753	489,850
Patterson Cos., Inc. (b)	601	27,610
Perrigo Co. PLC	954	88,083
Quest Diagnostics, Inc.	1,000	84,630
Ryman Healthcare, Ltd.	2,092	14,685
Sanofi	7,440	566,563
Shire PLC	5,680	367,287
Smith & Nephew PLC	5,670	91,448
St. Jude Medical, Inc.	1,739	138,703
UCB SA	801	62,002
Varian Medical Systems, Inc. (a)	684	68,079
Vertex Pharmaceuticals, Inc. (a)	1,566	136,571
Waters Corp. (a)	549	87,011
		11,846,433

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS: 5.6%
Aeroports de Paris	188	$18,655
Aggreko PLC	1,507	18,579
Alfa Laval AB	1,859	29,145
Alstom SA (a)	903	23,894
Atlantia SpA	2,614	66,389
Atlas Copco AB, Class A	4,252	128,004
Atlas Copco AB, Class B	2,471	67,520
Auckland International Airport, Ltd.	6,031	32,325
Bouygues SA	1,311	43,477
Brambles, Ltd.	9,997	92,148
Canadian Pacific Railway, Ltd.	855	130,464
Capita PLC	97,630	845,739
CH Robinson Worldwide, Inc.	888	62,568
Cie de Saint-Gobain	3,019	130,632
CNH Industrial NV	6,436	46,085
Cummins, Inc.	1,735	222,340
Deutsche Lufthansa AG	1,471	16,399
Deutsche Post AG	6,143	192,328
Dun & Bradstreet Corp., The	301	41,123
easyJet PLC	918	11,970
Edenred	1,313	30,682
Experian PLC	6,078	121,426
Fraport AG Frankfurt Airport Svc Worldwide	240	13,135
Groupe Eurotunnel SE	2,960	32,064
Ingersoll-Rand PLC	1,700	115,498
Intertek Group PLC	1,022	46,137
Kone OYJ, Class B	2,134	108,337
Koninklijke Philips NV	5,895	174,430
Legrand SA	1,691	99,683
ManpowerGroup, Inc.	540	39,020
Metso OYJ (a)	651	18,998
MTR Corp. Ltd.	9,294	51,359
Qantas Airways, Ltd. (a)	4,072	9,780
Randstad Holding NV	749	34,059
RELX NV	6,299	112,669
Rexel SA	35,415	542,500
Royal Mail PLC	5,450	34,584
Sandvik AB	6,751	74,286
Schneider Electric SE	3,535	245,908
Securitas AB, Class B	1,983	33,209
SEEK, Ltd.	2,072	24,839
Siemens AG	4,844	568,008
SKF AB, Class B	2,521	43,536

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Societe BIC SA	183	$27,056
Southwest Airlines Co.	1,030	40,057
Sydney Airport	42,918	230,043
TNT Express NV (a)	2,836	25,487
Transurban Group	19,298	168,651
United Parcel Service, Inc., Class B	4,383	479,325
Vestas Wind Systems A/S	1,419	117,214
Wolters Kluwer NV	1,912	81,740
		5,963,504

INFORMATION TECHNOLOGY: 17.7%
Accenture PLC, Class A	4,030	492,345
Alphabet, Inc., Class A (a)	1,927	1,549,424
Alphabet, Inc., Class C (a)	2,035	1,581,786
Arrow Electronics, Inc. (a)	600	38,382
ASML Holding NV	2,332	255,566
Atos SE	558	60,073
Autodesk, Inc. (a)(b)	1,308	94,608
Capgemini SA	1,036	101,573
Cisco Systems, Inc.	31,925	1,012,661
Computershare, Ltd.	2,806	22,256
Dassault Systemes SA	813	70,577
Ericsson, Class B	165,415	1,194,342
Facebook, Inc., Class A (a)	14,598	1,872,485
Gemalto NV	508	32,547
Hexagon AB, Class B	1,637	71,490
HP, Inc.	11,029	171,280
IBM	5,842	928,002
Ingenico Group SA	348	30,427
Intuit, Inc.	1,570	172,716
MasterCard, Inc., Class A	6,303	641,456
Microsoft Corp.	47,569	2,739,974
Open Text Corp.	819	53,050
STMicroelectronics NV	3,930	32,119
Symantec Corp.	4,216	105,822
Texas Instruments, Inc.	6,375	447,398
Visa, Inc., Class A (b)	12,238	1,012,083
Western Union Co., The	3,220	67,040
Xerox Corp.	170,830	1,730,508
Yahoo!, Inc. (a)	49,174	2,119,399
		18,701,389

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 2.6%
Air Liquide SA	2,241	$240,317
Alcoa, Inc.	8,406	85,237
Avery Dennison Corp.	592	46,052
Boliden AB	1,732	40,710
Boral, Ltd.	4,375	22,759
CRH PLC	5,212	173,070
Ecolab, Inc.	1,751	213,132
EMS-Chemie Holding AG	52	27,950
International Flavors & Fragrances, Inc.	531	75,917
Kinross Gold Corp. (a)	7,800	32,878
Koninklijke DSM NV	1,149	77,598
Martin Marietta Materials, Inc.	400	71,644
Methanex Corp.	589	20,984
Newmont Mining Corp.	18,149	713,073
Norsk Hydro ASA	83,676	361,795
Novozymes A/S, Class B	1,338	59,014
Potash Corp. of Saskatchewan, Inc.	5,381	87,568
Solvay SA	470	54,460
Stora Enso OYJ, Class R	3,488	30,985
Syngenta AG, second trading line (a)	547	239,596
UPM-Kymmene OYJ	3,379	71,346
Yara International ASA	1,133	37,755
		2,783,840

REAL ESTATE: 3.4%
American Tower Corp., REIT	2,783	315,397
Azrieli Group Ltd	270	11,829
Dexus Property Group, REIT	6,128	43,071
Duke Realty Corp., REIT	2,222	60,727
Federal Realty Investment Trust, REIT	494	76,041
First Capital Realty, Inc.	700	11,728
Gecina SA, REIT	261	41,131
GPT Group, The, REIT	11,376	44,299
HCP, Inc., REIT	2,806	106,488
Host Hotels & Resorts, Inc., REIT (b)	4,835	75,281
Hysan Development Co, Ltd.	4,000	18,820
ICADE, REIT	235	18,337
Intu Properties PLC, REIT	5,959	22,846
Jones Lang LaSalle, Inc.	335	38,120
Klepierre, REIT	1,394	63,989
Land Securities Group PLC, REIT	5,006	68,601
LendLease Group	3,318	35,955

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
REAL ESTATE, continued
Liberty Property Trust, REIT (a)	942	$38,010
Link, REIT	14,500	107,040
Mirvac Group, REIT	225,518	388,792
Realogy Holdings Corp. (b)	17,276	446,757
Realty Income Corp., REIT	1,605	107,423
UDR, Inc., REIT	1,713	61,651
Unibail-Rodamco SE, REIT	625	168,520
Vicinity Centres, REIT	21,303	51,953
Weyerhaeuser Co., REIT	38,239	1,221,353
		3,644,159

TELECOMMUNICATION SERVICES: 6.3%
AT&T, Inc.	38,983	1,583,100
Deutsche Telekom AG	20,415	342,982
Elisa OYJ	901	33,205
Frontier Communications Corp. (b)	35,752	148,728
Orange SA	12,578	197,066
Proximus SADP	963	28,809
Rogers Communications, Inc., Class B	2,355	99,912
SFR Group SA	694	20,442
Singapore Telecommunications, Ltd.	197,100	576,496
Tele2 AB, Class B	2,038	17,592
Telefonica Deutschland Holding AG	253,566	1,022,357
Telenor ASA	4,753	81,732
Telia Co AB	227,903	1,020,796
Telstra Corp., Ltd.	27,090	108,011
Verizon Communications, Inc.	25,863	1,344,359
		6,625,587

UTILITIES: 5.4%
AGL Energy, Ltd.	4,046	59,235
Alliant Energy Corp.	1,446	55,396
Ameren Corp.	1,565	76,967
American Electric Power Co., Inc.	3,147	202,069
American Water Works Co., Inc.	27,496	2,057,801
Atco, Ltd., Class I	500	17,767
AusNet Services	9,754	12,294
Canadian Utilities, Ltd., Class A	867	24,465
CenterPoint Energy, Inc.	2,664	61,885
Cheung Kong Infrastructure Holdings, Ltd.	5,000	43,125
Consolidated Edison, Inc.	1,899	142,995
Contact Energy, Ltd.	4,279	15,705
Dominion Resources, Inc.	3,848	285,791

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Duke Energy Corp.	4,403	$352,416
Edison International	2,135	154,254
Engie SA	9,252	143,449
Entergy Corp.	1,200	92,076
Fortum OYJ	51,963	839,718
Mercury NZ , Ltd.	4,118	9,132
National Grid PLC	23,714	334,908
Public Service Enterprise Group, Inc.	3,260	136,496
Red Electrica Corp. SA	2,741	59,141
Sempra Energy	1,503	161,107
Severn Trent PLC	1,490	48,347
Snam SpA	15,514	86,023
Suez	2,062	34,075
Terna Rete Elettrica Nazionale	9,544	49,195
United Utilities Group PLC	4,317	56,072
Xcel Energy, Inc.	3,072	126,382
		5,738,286

TOTAL COMMON STOCKS		104,755,591
(Cost $100,743,568)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (c)
Bayerische Motoren Werke AG	321	23,691

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	1,128	153,522

TOTAL PREFERRED STOCKS		177,213
(Cost $156,694)

EXCHANGE-TRADED FUNDS: 0.7%
SPDR S&P 500 ETF Trust	2,061	445,794
Vanguard FTSE Developed Markets ETF	7,290	272,719

TOTAL EXCHANGE-TRADED FUNDS		718,513
(Cost $719,202)

TIME DEPOSIT: 0.5%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	$482,000	$482,000
(Cost $482,000)

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.4%
State Street Navigator Securities Lending Prime Portfolio	386,529	$386,529
(Cost $386,529)

TOTAL INVESTMENTS: 100.6%		106,519,846
(Cost $102,487,993)

Payable upon return of securities loaned - (Net): -0.4%		(386,529)

Other assets and liabilities - (Net): -0.2%		(244,787)

Net Assets: 100.0%		$105,888,530

(a) Non-income producing security.
(b) Security or partial position of this security was on loan as of September 30, 2016. The total market value of securities on loan as of September 30, 2016 was $2,394,960.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2016

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$4,199,089	4.0%
BELGIUM	162,719	0.2%
CANADA	5,465,997	5.1%
DENMARK	739,431	0.7%
FINLAND	1,263,000	1.2%
FRANCE	6,795,033	6.4%
GERMANY	3,415,734	3.2%
HONG KONG	319,496	0.3%
IRELAND	1,751,584	1.7%
ISRAEL	93,959	0.1%
ITALY	424,493	0.4%
NETHERLANDS	1,793,992	1.7%
NEW ZEALAND	71,847	0.1%
NORWAY	1,861,190	1.8%
SINGAPORE	732,713	0.7%
SPAIN	89,508	0.1%
SWEDEN	4,749,296	4.5%
SWITZERLAND	545,438	0.5%
UNITED KINGDOM	6,138,364	5.7%
UNITED STATES	65,038,434	61.3%
TIME DEPOSIT	482,000	0.5%
Other assets and liabilities - (net)	(244,787)	-0.2%
TOTAL	$105,888,530	100.0%

September 30, 2016 (unaudited)

Notes to Schedules of Investments

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2016, Trust I offered nine investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”, formerly known as the Pax Growth Fund), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax Balanced Fund (the “Balanced Fund”), Pax MSCI International ESG Index Fund (“International Index Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Index Fund, Pax High Yield Bond Fund (the “High Yield Bond Fund”), Pax Sustainable Managers Capital Appreciation Fund (the “Capital Appreciation Fund”), and the Pax Sustainable Managers Total Return Fund (the “Total Return Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2016, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Balanced Fund held one security fair valued at $255,984 representing 0.01% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –  unadjusted quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –  significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, may be valued at amortized cost, which represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

	Level 1	Level 2	Level 3*	Totals
ESG Beta Quality
Common Stocks	$194,314,484	$-	$-	$194,314,484
Cash Equivalents	2,870,754	698,000	-	3,568,754
Total	$197,185,238	$698,000	$-	$197,883,238
Mid Cap
Common Stocks	$162,750,342	$-	$-	$162,750,342
Cash Equivalents	4,223,667	7,060,000	-	11,283,667
Total	$166,974,009	$7,060,000	$-	$174,034,009
Small Cap
Common Stocks	$669,848,383	$-	$-	$669,848,383
Cash Equivalents	13,921,046	41,250,000	-	55,171,046
Total	$683,769,429	$41,250,000	$-	$725,019,429
Balanced
Common Stocks	$881,335,020	$-	$-	$881,335,020
Affiliated Investment Companies	333,141,487	-	-	333,141,487
Community Investment Notes	-	3,100,000	255,984	3,355,984
Corporate Bonds	-	180,218,560	-	180,218,560
U.S. Gov't Agency Bonds	-	20,544,661	-	20,544,661
Government Bonds	-	5,343,645	-	5,343,645
Municipal Bonds	-	35,710,487	-	35,710,487
U.S. Treasury Notes	-	193,185,958	-	193,185,958
Mortgage-Backed Securities	-	178,189,647	-	178,189,647
Cash Equivalents	6,171,771	67,087,000	-	73,258,771
Total	$1,220,648,278	$683,379,958	$255,984	$1,904,284,220
International Index
Common Stocks	$9,809,880	$498,146,679	$-	$507,956,559
Preferred Stocks	-	2,650,783	-	2,650,783
Exchange Traded Funds	1,004,010	-	-	1,004,010
Total	$10,813,890	$500,797,462	$-	$511,611,352
Global Environmental Markets
Common Stocks	$187,232,756	$143,959,792	$-	$331,192,548
Cash Equivalents	-	5,456,000	-	5,456,000
Total	$187,232,756	$149,415,792	$-	$336,648,548
Global Women’s Index
Common Stocks	$71,925,636	$32,829,955	$-	$104,755,591
Preferred Stocks	-	177,213	-	177,213
Exchange Traded Funds	718,513	-	-	718,513
Cash Equivalents	386,529	482,000	-	868,529
Total	$73,030,678	$33,489,168	$-	$106,519,846
High Yield Bond
Common Stocks	$342,500	$-	$0	$342,500
Preferred Stocks	-	-	0	0
Corporate Bonds	-	366,043,966	-	366,043,966
Loans	-	11,410,355	-	11,410,355
Cash Equivalents	200,367	21,082,733	-	21,283,100
Total	$542,867	$398,537,054	$0	$399,079,921
Capital Appreciation
Affiliated Investment Companies	$9,882,111	$-	$-	$9,882,111
Non-affiliated Investment Companies	28,124,780	-	-	28,124,780
Total	$38,006,891	$-	$-	$38,006,891
Total Return
Affiliated Investment Companies	$5,657,416	$-	$-	$5,657,416
Non-affiliated Investment Companies	33,736,953	-	-	33,736,953
Total	$39,394,369	$-	$-	$39,394,369

*	Table includes securities valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

High Yield Bond
Stocks
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Received in Exchange	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2016	$0

Balanced
Bonds and Notes
Balance as of December 31, 2015	$260,445
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(4,461)
Purchases	—
Sales/Maturities	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2016	$255,984

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $5,800,984 for the International Index Fund and $475,153 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $1,160,225 for the International Index Fund, $3,990,906 for the Global Environmental Markets Fund and $25,487 for the Global Women’s Index Fund.  All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2016, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2016, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value	Over (Under) Collateralized
ESG Beta Quality	$16,048,428	$2,870,754	$13,464,956	$287,282
Mid Cap	4,093,205	4,223,667	—	130,462
Small Cap	41,786,081	13,921,046	28,379,379	514,344
Balanced	35,613,071	5,750,200	30,520,714	657,842
Global Women's Index	2,394,960	386,529	2,051,692	43,260

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure. The disclosure is intended to provide greater transparency regarding the types of collateral pledge for securities lending and similar transactions that are accounted for as secured borrowing.

For the ESG Beta Quality Fund, Mid Cap Fund, Small Cap Fund and Women’s Index Fund, all of the securities on loan at September 30, 2016 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Balanced Fund, the value of the securities lending obligation is classified as follows at September 30, 2016:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Balanced Fund
U.S. Treasury and Agency Securities	$6,343,390	$—	$—	$—	$6,343,390
Common Stocks	18,703,496	—	—	—	18,703,496
Corporate Debt	5,473,828	—	—	—	5,473,828
Total Borrowings	$30,520,714	$—	$—	$—	$30,520,714

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2016 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
ESG Beta Quality	$125,851,353	$-	$134,235,822	$-
Mid Cap[2]	32,847,913	-	30,586,638	-
Small Cap	305,689,175	-	170,864,792	-
Balanced[2]	433,447,960	105,498,484	512,459,602	76,947,702
International Index	283,906,588	-	161,742,806	-
Global Environmental Markets	86,952,203	-	46,224,568	-
Global Women's Index	44,996,488	-	27,258,821	-
High Yield Bond	332,483,302	-	370,621,722	-
Capital Appreciation[2]	11,327,248	-	12,448,772	-
Total Return[2]	8,131,384	-	10,976,451	-

[1]	Excluding short-term investments and U.S. Government bonds.
[2]	Purchases and sales exclude in-kind transactions.

For federal income tax purposes, the identified cost of investments owned at September 30, 2016 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2016 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
ESG Beta Quality	$146,290,795	$53,249,212	$1,656,769	$51,592,443
Mid Cap	159,839,304	22,832,465	8,637,760	14,194,705
Small Cap	701,827,816	64,457,665	41,266,052	23,191,613
Balanced	1,723,310,867	192,928,445	11,955,092	180,973,353
International Index	518,254,321	33,430,670	40,073,639	(6,642,969)
Global Environmental Markets	280,611,937	59,871,838	3,835,227	56,036,611
Global Women's Index	102,487,993	10,733,223	6,701,370	4,031,853
High Yield Bond	401,032,644	14,372,831	16,325,554	(1,952,723)
Capital Appreciation	35,481,581	2,536,347	11,037	2,525,310
Total Return	38,116,778	1,311,387	33,796	1,277,591

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2016 is as follows:

	Outstanding					Outstanding
	at 12/31/15	Written	Closed	Expired	Exercised	at 09/30/16
Balanced Fund
Call Options
Number of contracts	-	4,000	-	-	(3,844)	156
Premiums received	$-	$463,991	$-	$-	$(447,923)	$16,068

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2016, Funds held the following investments in affiliated Funds:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	09/30/16	12/31/15	Additions	Reductions	09/30/16	Distributions

Balanced
International Index	20,747,844	$151,361,028	$32,860,346	$20,000,000	$164,530,405	$2,860,346
Mid Cap	15,982,093	-	159,825,480	-	168,611,082	211,329
Total		$151,361,028	$192,685,826	$20,000,000	$333,141,487	$3,071,675

Capital Appreciation
Global Environmental Markets	62,600	$145,060	$621,691	$-	$848,851	$3,504
High Yield Bond	40,873	391,340	51,696	195,987	270,172	12,728
International Index	840,452	2,700,308	4,369,926	472,281	6,664,781	125,244
Small Cap	143,425	934,361	1,886,854	887,478	2,098,307	1,594
Total		$4,171,069	$6,930,167	$1,555,746	$9,882,111	$143,070

Total Return
Global Environmental Markets	33,839	$98,760	$318,251	$3,473	$458,851	$1,894
High Yield Bond	254,638	217,157	1,476,525	179,980	1,683,157	30,827
International Index	360,547	846,505	3,158,260	681,196	2,859,139	59,549
Small Cap	44,858	277,438	1,280,925	778,940	656,269	534
Total		$1,439,860	$6,233,961	$1,643,589	$5,657,416	$92,804

Income distributions from affiliates are included as dividend income and capital gain dividends are included as realized gains on the Statement of Operations. Gross additions include reinvestment of dividends.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2016, the Balanced Fund held $21,731,149 or 1.14% of net assets and the High Yield Bond Fund held $202,962,854 or 51.13% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2016, the High Yield Bond Fund held $12,280,343 of illiquid securities, representing 3.09% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2016 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Balanced Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	265,516	255,984
High Yield Bond Fund
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,794,855	3,885,887
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	4,297,878	3,100,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	285,104	282,244
Open Mobile, 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,895,756	2,126,063
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	3,605,861	2,886,149

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 29, 2016

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 29, 2016